Derivatives and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [abstract]
Notional amounts of hedging instruments

Notional amounts of Hedging instruments in EUR mln as at 31 December
Benchmark	2022	2021
USD LIBOR	28,316	41,473
WIBOR[1]	57,774
1 WIBOR transition plans became concrete in 2022 and therefore no comparatives for 2021 are included.
Disclosure of detailed information about hedging instruments
ING uses the following derivative financial instruments in a fair value hedge accounting relationship:

Gross carrying value of derivatives designated under fair value hedge accounting
in EUR million	Assets 2022	Liabilities 2022	Assets 2021	Liabilities 2021
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	2,750	8,047	2,665	1,528
– Other interest derivatives	395	39	87	83

Gross carrying value of derivatives used for cash flow hedge accounting
	Assets	Liabilities	Assets	Liabilities
in EUR million	2022	2022	2021	2021
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	10,038	14,836	-437	781
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate derivatives	428	168	73	285

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows
The following table shows the net notional amount of derivatives designated in fair value hedging, split into the maturity of the instruments. The net notional amounts presented in the table are a combination of payer (-) and receiver (+) swaps.

Maturity derivatives designated in fair value hedging
in EUR million
As at 31 December 2022	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Hedging instrument on interest rate risk
– Interest rate swaps	-15	1,295	5,744	5,727	9,526	9,153	6,638	16,454	54,523
– Other interest derivatives	-10	-55	-190	-260	-415	-216	-228	-296	-1,669
As at 31 December 2021
Hedging instrument on interest rate risk
- Interest rate swaps	-83	2,654	1,340	7,213	5,862	3,772	7,533	20,282	48,574
– Other interest derivatives		-102	-307	-286	-287	-357	-224	73	-1,490

Maturity derivatives designated in cash flow hedging
in EUR million
As at 31 December 2022	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Hedging instrument on interest rate risk
– Interest rate swaps	-562	-935	-6,730	-12,464	-8,926	-8,115	-3,620	-8,947	-50,300
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate derivatives	0	-834	-1,535	-721	-2,140	-52	7	-48	-5,323
As at 31 December 2021
Hedging instrument on interest rate risk
– Interest rate swaps	418	-1,075	-6,939	-5,470	-6,711	-5,825	-5,272	-18,107	-48,982
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate derivatives	-256	-1,048	-1,760	-3,831	-2,528	-2,580	181	-56	-11,878

Maturity derivatives designated in net investment hedging
in EUR million
As at 31 December 2022	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
– FX forwards and cross currency swaps	-6,164	-2,638	-97						-8,899
As at 31 December 2021
– FX forwards and Cross currency swaps	-4,462	-461	-590						-5,514

Disclosure of detailed information about hedged items

Hedged items included in a fair value hedging relationship
	Carrying amount of the hedged items		Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item		Change in fair value used for measuring ineffectiveness for the period	Change in fair value hedging instruments	Hedge ineffectiveness recognised in the statement of profit or loss gain (+) / loss (-)
in EUR million	Assets	Liabilities	Assets	Liabilities
As at 31 December 2022
Interest rate risk
– Debt securities at fair value through other comprehensive income	19,816		n/a		-2,798
– Loans at FVOCI			n/a
– Loans and advances to customers	879		-20		-90
– Debt instruments at amortised cost	4,098		-448		-678
– Debt securities in issue		61,449		-6,122	7,658
– Subordinated loans		14,750		-1,344	1,470
– Amounts due to banks
– Customer deposits and other funds on deposit					2
– Discontinued hedges			261	-2
Total	24,794	76,199	-208	-7,468	5,563	-5,928	-365
As at 31 December 2021
Interest rate risk
– Debt securities at fair value through other comprehensive income	17,307		n/a		-798
– Loans at FVOCI			n/a
– Loans and advances to customers	1,056		93		-42
– Debt instruments at amortised cost	3,458		301		-165
– Debt securities in issue		53,756		1,498	1,923
– Subordinated loans		16,713		115	414
– Amounts due to banks
– Customer deposits and other funds on deposit					-2
– Discontinued hedges			372	8
Total	21,821	70,469	767	1,621	1,330	-1,317	13

Gross carrying value of derivatives used for net investment hedging
	Assets	Liabilities	Assets	Liabilities
in EUR million	2022	2022	2021	2021
As at 31 December
– FX forwards and Cross currency swaps	119	83	18	88

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting	The following table shows the cash flow hedge accounting impact on profit or loss and comprehensive income:

Cash flow hedging – impact of hedging instruments on the statement of profit or loss and other comprehensive income
in EUR million	Change in value of hedged item used for calculating hedge ineffectiveness for the period	Carrying amount cash flow hedge reserve at the end of the reporting period[1]	Amount reclassified from CFH reserve to profit or loss	Cash flow is no longer expected to occur	Change in value of hedging instrument recognised in OCI	Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)
As at 31 December 2022
Interest rate risk on;
– Floating rate lending	4,817	-5,460	395
– Floating rate borrowing	-775	923	-181
– Other	-5	-2
– Discontinued hedges		330	-263
Total interest rate risk	4,037	-4,210	-50		-4,279	21
Combined interest and FX rate risk on;
– Floating rate lending	-47	-16	-269
– Floating rate borrowing	-7	-4	14
– Other	4	-2	-3
– Discontinued hedges		4	-5
Total combined interest and Fx	-51	-18	-263		296	-1
Total cash flow hedge	3,986	-4,227	-313		-3,982	20

As at 31 December 2021
Interest rate risk on;
– Floating rate lending	2,937	-1,132	-454
– Floating rate borrowing	-915	366	143
– Other	165	-122	15
– Discontinued hedges		674	-306
Total interest rate risk	2,188	-214	-603		-1,825	-2
Combined interest and FX rate risk on;
– Floating rate lending	-90	-19	-153
– Floating rate borrowing	-2	-16	9
– Other		-1	-1
– Discontinued hedges		-13	-90
Total combined interest and Fx	-92	-49	-235		250	3
Total cash flow hedge	2,096	-262	-838		-1,574	1
1The carrying amount is the gross amount, excluding tax adjustments.

Net investment hedge accounting – Impact on statement of profit or loss and other comprehensive income in EUR million
As at 31 December 2022	Change in value used for calculating hedge ineffectiveness for the period	Carrying amount net investment hedge reserve at the end of the reporting period[1]	Hedged item affected statement of profit or loss	Change in value of hedging instrument recognised in OCI	Hedge ineffectiveness recognised in the statement of profit or loss, gain(+) / Loss(-)
Investment in foreign operations		-33
Discontinued hedges		304	-1
As at 31 December 2021
Investment in foreign operations	72	330		-72	-1
Discontinued hedges		-59
1The carrying amount is the gross amount, excluding tax adjustments.